Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity - shares	12 Months Ended	24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Warrants [Member] | Common Warrants [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity [Line Items]
Warrants Outstanding, beginning	100,000
Warrants Granted and Vested		100,000
Warrants Outstanding, ending		100,000
Common Warrants [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity [Line Items]
Warrants Outstanding, beginning	618,631
Warrants Granted and Vested	36,202	618,631
Warrants Outstanding, ending	654,833	618,631
Preferred Warrants [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity [Line Items]
Warrants Outstanding, beginning	292,790
Warrants Granted and Vested		292,790
Warrants Outstanding, ending	292,790	292,790